Other Charges - Annual Impairment Assessment (Details) - USD ($)	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2016
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment				$ 12,200,000		$ 0	$ 0	$ 12,200,000
Impairment	$ 0		$ 0				$ 21,200,000	$ 12,200,000
Growth rate used to extrapolate cash flow projections	2.00%				2.00%	2.00%
Discount rate applied to cash flow projections	9.00%		10.00%	8.00%	9.00%	9.00%	10.00%	8.00%
Goodwill	$ 23,200,000		$ 23,200,000		$ 23,200,000	$ 23,200,000	$ 23,200,000
Term used to extrapolate cash flow projections						4 years
Semiconductor Cash-generating unit
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	9.00%		7.00%		9.00%	9.00%	7.00%
Discount rate applied to cash flow projections	17.00%		17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
Goodwill	$ 19,500,000		$ 19,500,000		$ 19,500,000	$ 19,500,000	$ 19,500,000
Term used to extrapolate cash flow projections						6 years	7 years
Karel
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3,700,000		$ 3,700,000		3,700,000	$ 3,700,000	$ 3,700,000		$ 3,700,000
Japan | Cash-generating units
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment				$ 6,500,000
Spain | Cash-generating units
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment				$ 5,700,000
Bottom of range
Disclosure of information for cash-generating units [line items]
Term used when calculating cash flow projections						4 years	1 year	3 years
Top of range
Disclosure of information for cash-generating units [line items]
Term used when calculating cash flow projections						6 years	7 years	10 years
Solar panel manufacturing equipment
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment					$ 3,800,000	$ 3,800,000
Impairment		$ 5,200,000